Shareholder Report, Line Graph (Details) - USD ($)			11 Months Ended	12 Months Ended		23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	83 Months Ended	84 Months Ended	95 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 04, 2017	Jun. 30, 2015	Jun. 30, 2018	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2019	Jun. 30, 2017	Jun. 30, 2020	Jun. 30, 2018	Jun. 30, 2021	Jun. 30, 2019	Jun. 30, 2022	Jun. 30, 2020	Jun. 30, 2023	Jun. 30, 2021	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000083514 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Government Money Market Fund (American Cancer Society Support – Class D Shares/ACDXX)
C000254996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Government Money Market Fund (American Cancer Society Support - Class I Shares/ACJXX)
C000254997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Government Money Market Fund (American Cancer Society Support - Class N Shares/ACOXX)
C000028921 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Government Money Market Fund (American Cancer Society Support – Class T Shares/ACTXX)
C000077664 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson High-Yield Fund (Class A Shares/JHYAX) at Maximum Offering Price - 4.75%
Accumulated Value		$ 9,521			$ 9,611		$ 10,602		$ 10,769		$ 11,575		$ 11,349		$ 13,228		$ 11,216		$ 12,000	$ 13,121	$ 14,342
C000077665 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson High-Yield Fund (Class C Shares/JDHCX) with Contingent Deferred Sales Charge
Accumulated Value		10,000			10,018		10,977		11,078		11,829		11,517		13,344		11,221		11,921	12,951	14,055
C000083516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson High-Yield Fund (Class D Shares/JNHYX)
Accumulated Value		10,000			10,102		11,170		11,373		12,253		12,041		14,080		11,950		12,813	14,036	15,370
C000077666 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson High-Yield Fund (Class I Shares/JHYFX)
Accumulated Value		10,000			10,110		11,189		11,415		12,291		12,083		14,136		12,019		12,872	14,103	15,447
C000114871 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson High-Yield Fund (Class N Shares/JHYNX)
Accumulated Value		10,000			10,118		11,204		11,426		12,328		12,132		14,206		12,073		12,962	14,216	15,586
C000077667 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson High-Yield Fund (Class R Shares/JHYRX)
Accumulated Value		10,000			10,054		11,037		11,177		11,947		11,659		13,548		11,440		12,174	13,254	14,427
C000077668 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson High-Yield Fund (Class S Shares/JDHYX)
Accumulated Value		10,000			10,083		11,096		11,257		12,077		11,819		13,765		11,643		12,438	13,575	14,811
C000028924 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson High-Yield Fund (Class T Shares/JAHYX)
Accumulated Value		10,000			10,094		11,151		11,344		12,211		11,988		14,005		11,874		12,719	13,918	15,224
C000077673 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX) at Maximum Offering Price - 5.75%
Accumulated Value		9,426			9,808		11,452		12,265		12,754		11,292		15,430		14,374		15,998	18,181	19,572
C000077674 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX) with Contingent Deferred Sales Charge
Accumulated Value		10,000			10,370		12,042		12,813		13,248		11,655		15,823		14,636		16,195	18,269	19,550
C000083518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Mid Cap Value Fund (Class D Shares/JNMCX)
Accumulated Value		10,000			10,439		12,227		13,138		13,698		12,159		16,672		15,574		17,389	19,801	21,381
C000077675 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Mid Cap Value Fund (Class I Shares/JMVAX)
Accumulated Value		10,000			10,440		12,232		13,144		13,712		12,182		16,708		15,604		17,437	19,868	21,455
C000114873 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Mid Cap Value Fund (Class N Shares/JDPNX)
Accumulated Value		10,000			10,460		12,265		13,192		13,782		12,247		16,820		15,731		17,584	20,061	21,684
C000077676 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Mid Cap Value Fund (Class R Shares/JDPRX)
Accumulated Value		10,000			10,380		12,083		12,903		13,381		11,807		16,081		14,932		16,565	18,758	20,117
C000077677 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Mid Cap Value Fund (Class S Shares/JMVIX)
Accumulated Value		10,000			10,407		12,144		13,003		13,514		11,949		16,331		15,193		16,904	19,187	20,638
C000028928 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Mid Cap Value Fund (Class T Shares/JMCVX)
Accumulated Value		10,000			10,433		12,207		13,099		13,652		12,107		16,581		15,467		17,256	19,631	21,171
C000083519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Money Market Fund (Class D Shares/JNMXX)
C000028930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Money Market Fund (Class T Shares/JAMXX)
C000077701 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX) at Maximum Offering Price - 2.50%
Accumulated Value		9,744			9,847		9,905		9,946		10,307		10,676		10,922		10,235		10,378	11,017	11,759
C000077702 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX) with Contingent Deferred Sales Charge
Accumulated Value		10,000			10,071		10,054		9,984		10,273		10,564		10,745		9,996		10,071	10,653	11,250
C000083525 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Short Duration Flexible Bond Fund (Class D Shares/JNSTX)
Accumulated Value		10,000			10,156		10,232		10,256		10,647		11,045		11,319		10,626		10,791	11,476	12,271
C000077703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Short Duration Flexible Bond Fund (Class I Shares/JSHIX)
Accumulated Value		10,000			10,132		10,215		10,245		10,675		11,040		11,352		10,662		10,835	11,531	12,295
C000114878 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Short Duration Flexible Bond Fund (Class N Shares/JSHNX)
Accumulated Value		10,000			10,137		10,228		10,266		10,672		11,087		11,376		10,690		10,832	11,535	12,351
C000077704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Short Duration Flexible Bond Fund (Class S Shares/JSHSX)
Accumulated Value		10,000			10,134		10,177		10,167		10,519		10,875		11,105		10,421		10,509	11,176	11,867
C000028938 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Short Duration Flexible Bond Fund (Class T Shares/JASBX)
Accumulated Value		10,000			10,146		10,212		10,226		10,604		10,989		11,248		10,546		10,700	11,367	12,141
C000077705 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX) at Maximum Offering Price - 5.75%
Accumulated Value		9,425			9,555		11,672		12,657		12,728		10,439		14,927		12,921		14,522	16,348	16,124
C000077706 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX) with Contingent Deferred Sales Charge
Accumulated Value		10,000			10,097		12,256		13,216		13,207		10,772		15,303		13,158		14,679	16,435	16,117
C000083526 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Value Fund (Class D Shares/JNPSX)
Accumulated Value		10,000			10,175		12,461		13,556		13,667		11,255		16,143		14,007		15,775	17,820	17,634
C000077707 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Value Fund (Class I Shares/JSCOX)
Accumulated Value		10,000			10,178		12,469		13,572		13,693		11,274		16,172		14,035		15,811	17,860	17,673
C000028939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Value Fund (Class L Shares/JSIVX)
Accumulated Value		10,000			10,185		12,490		13,603		13,734		11,327		16,266		14,139		15,941	18,037	17,870
C000114879 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Value Fund (Class N Shares/JDSNX)
Accumulated Value		10,000			10,188		12,497		13,619		13,750		11,346		16,290		14,158		15,972	18,068	17,901
C000077708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Value Fund (Class R Shares/JDSRX)
Accumulated Value		10,000			10,112		12,315		13,318		13,345		10,928		15,572		13,433		15,042	16,889	16,606
C000077709 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Value Fund (Class S Shares/JISCX)
Accumulated Value		10,000			10,138		12,376		13,412		13,481		11,060		15,806		13,673		15,345	17,273	17,023
C000028940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Value Fund (Class T Shares/JSCVX)
Accumulated Value		10,000			10,163		12,439		13,520		13,623		11,206		16,058		13,924		15,666	17,682	17,474
C000077710 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX) at Maximum Offering Price - 5.75%
Accumulated Value		9,426			9,136		10,295		11,178		11,577		11,405		15,260		12,425		13,671	15,375	17,393
C000077711 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX) with Contingent Deferred Sales Charge
Accumulated Value		10,000			9,664		10,818		11,666		11,996		11,729		15,582		12,597		13,770	15,365	17,254
C000083527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Growth (Class D Shares/JNSGX)
Accumulated Value		10,000			9,711		10,955		11,918		12,367		12,197		16,345		13,336		14,710	16,563	18,786
C000077712 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Growth (Class I Shares/JGCIX)
Accumulated Value		10,000			9,712		10,964		11,940		12,394		12,240		16,411		13,388		14,781	16,648	18,876
C000077713 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Growth (Class S Shares/JGCSX)
Accumulated Value		10,000			9,680		10,884		11,796		12,198		11,995		16,016		13,023		14,309	16,051	18,128
C000028941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Growth (Class T Shares/JSPGX)
Accumulated Value		10,000			9,706		10,945		11,902		12,340		12,162		16,292		13,278		14,636	16,468	18,653
C000077714 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX) at Maximum Offering Price - 5.75%
Accumulated Value		9,427			9,290		10,170		10,833		11,193		11,260		14,241		11,693		12,555	13,807	15,421
C000077715 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX) with Contingent Deferred Sales Charge
Accumulated Value		10,000			9,823		10,684		11,297		11,588		11,581		14,541		11,849		12,633	13,789	15,274
C000083528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Moderate (Class D Shares/JNSMX)
Accumulated Value		10,000			9,874		10,828		11,562		11,960		12,060		15,280		12,569		13,510	14,887	16,655
C000077716 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Moderate (Class I Shares/JMOIX)
Accumulated Value		10,000			9,880		10,841		11,574		11,983		12,089		15,316		12,605		13,557	14,941	16,723
C000077717 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Moderate (Class S Shares/JMOSX)
Accumulated Value		10,000			9,843		10,758		11,437		11,796		11,852		14,957		12,254		13,124	14,410	16,050
C000028942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Moderate (Class T Shares/JSPMX)
Accumulated Value		10,000			9,877		10,825		11,544		11,934		12,025		15,224		12,513		13,440	14,802	16,540
C000077718 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX) at Maximum Offering Price - 5.75%
Accumulated Value		9,427			9,466		10,035		10,492		10,856		11,136		13,282		10,988		11,487	12,350	13,595
C000077719 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX) with Contingent Deferred Sales Charge
Accumulated Value		10,000			10,021		10,573		10,975		11,280		11,489		13,609		11,183		11,617	12,390	13,543
C000083529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Conservative (Class D Shares/JMSCX)
Accumulated Value		10,000			10,061		10,684		11,195		11,609		11,931		14,261		11,824		12,389	13,352	14,718
C000077720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Conservative (Class I Shares/JCAIX)
Accumulated Value		10,000			10,064		10,697		11,216		11,631		11,968		14,309		11,870		12,440	13,402	14,780
C000077721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Conservative (Class S Shares/JCASX)
Accumulated Value		10,000			10,024		10,610		11,072		11,440		11,718		13,939		11,518		12,020	12,902	14,167
C000028943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Conservative (Class T Shares/JSPCX)
Accumulated Value		10,000			10,051		10,675		11,178		11,570		11,891		14,185		11,754		12,313	13,255	14,605
C000077742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX) at Maximum Offering Price - 4.75%
Accumulated Value		9,527			9,905		9,935		9,841		10,491		11,530		11,783		10,498		10,330	10,699	11,374
C000077743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Flexible Bond Fund (Class C Shares/JFICX) with Contingent Deferred Sales Charge
Accumulated Value		10,000			10,327		10,288		10,129		10,734		11,724		11,912		10,539		10,295	10,586	11,181
C000083536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Flexible Bond Fund (Class D Shares/JANFX)
Accumulated Value		10,000			10,428		10,485		10,418		11,140		12,279		12,585		11,233		11,068	11,479	12,233
C000077744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Flexible Bond Fund (Class I Shares/JFLEX)
Accumulated Value		10,000			10,422		10,484		10,427		11,158		12,308		12,623		11,278		11,125	11,551	12,318
C000114884 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Flexible Bond Fund (Class N Shares/JDFNX)
Accumulated Value		10,000			10,435		10,518		10,456		11,199		12,374		12,688		11,339		11,186	11,615	12,406
C000077745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Flexible Bond Fund (Class R Shares/JDFRX)
Accumulated Value		10,000			10,357		10,351		10,224		10,868		11,906		12,132		10,762		10,537	10,860	11,502
C000077746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Flexible Bond Fund (Class S Shares/JADFX)
Accumulated Value		10,000			10,383		10,404		10,302		10,978		12,057		12,311		10,947		10,746	11,102	11,787
C000028954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Flexible Bond Fund (Class T Shares/JAFIX)
Accumulated Value		10,000			10,410		10,467		10,392		11,103		12,226		12,518		11,162		10,985	11,380	12,113
C000077645 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX) at Maximum Offering Price - 5.75%
Accumulated Value		9,426			10,325		11,087		13,053		13,776		14,209		17,972		16,255		18,559	21,796	24,801
C000077646 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX) with Contingent Deferred Sales Charge
Accumulated Value		10,000			10,887		11,604		13,572		14,243		14,587		18,337		16,495		18,717	21,816	24,644
C000150517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class D Shares/JRSDX)
Accumulated Value		10,000			10,955		11,796		13,918		14,724		15,226		19,293		17,488		20,000	23,556	26,839
C000077647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class I Shares/JRSIX)
Accumulated Value		10,000			10,978		11,829		13,961		14,773		15,271		19,355		17,553		20,096	23,655	26,972
C000147334 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class N Shares/JRSNX)
Accumulated Value		10,000			10,985		11,849		13,997		14,838		15,361		19,492		17,696		20,269	23,896	27,260
C000077648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class S Shares/JRSSX)
Accumulated Value		10,000			10,927		11,735		13,796		14,548		14,988		18,927		17,094		19,480	22,855	25,980
C000077649 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class T Shares/JRSTX)
Accumulated Value		10,000			10,955		11,775		13,887		14,675		15,161		19,210		17,387		19,877	23,376	26,611
C000107973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX) at Maximum Offering Price - 5.75%
Accumulated Value		9,427			9,824		11,635		12,622		13,564		11,615		16,060		13,847		15,937	18,962	18,997
C000107974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX) with Contingent Deferred Sales Charge
Accumulated Value		10,000			10,344		12,137		13,078		13,931		11,835		16,243		13,903		15,873	18,775	18,667
C000107975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small-Mid Cap Value Fund (Class D Shares/JSVDX)
Accumulated Value		10,000			10,446		12,389		13,481		14,501		12,442		17,235		14,900		17,178	20,500	20,584
C000107976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small-Mid Cap Value Fund (Class I Shares/JVSIX)
Accumulated Value		10,000			10,450		12,399		13,496		14,529		12,467		17,278		14,934		17,235	20,565	20,654
C000114893 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small-Mid Cap Value Fund (Class N Shares/JVSNX)
Accumulated Value	$ 10,000		$ 10,910			$ 11,753		$ 10,097		$ 14,007		$ 12,118		$ 14,001		$ 16,719		$ 16,819
C000107977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small-Mid Cap Value Fund (Class S Shares/JSVSX)
Accumulated Value		10,000			10,441		12,352		13,398		14,405		12,315		17,014		14,657		16,855	20,064	20,116
C000107978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small-Mid Cap Value Fund (Class T Shares/JSVTX)
Accumulated Value		10,000			10,443		12,373		13,444		14,454		12,373		17,137		14,795		17,040	20,311	20,372
C000137958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX) at Maximum Offering Price - 4.75%
Accumulated Value		9,526			9,825		10,491		10,826		11,584		11,666		12,994		11,672		11,963	12,923	14,090
C000137959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX) with Contingent Deferred Sales Charge
Accumulated Value		10,000			10,246		10,872		11,133		11,811		11,802		13,050		11,634		11,840	12,695	13,755
C000137960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Multi-Sector Income Fund (Class D Shares/JMUDX)
Accumulated Value		10,000			10,334		11,064		11,436		12,244		12,351		13,780		12,398		12,729	13,775	15,062
C000137961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Multi-Sector Income Fund (Class I Shares/JMUIX)
Accumulated Value		10,000			10,348		11,079		11,462		12,293		12,408		13,851		12,467		12,806	13,864	15,148
C000137962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Multi-Sector Income Fund (Class N Shares/JMTNX)
Accumulated Value		10,000			10,349		11,095		11,485		12,313		12,423		13,895		12,518		12,871	13,947	15,270
C000137963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Multi-Sector Income Fund (Class S Shares/JMUSX)
Accumulated Value		10,000			10,326		11,031		11,375		12,193		12,253		13,654		12,235		12,514	13,489	14,670
C000137964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Multi-Sector Income Fund (Class T Shares/JMUTX)
Accumulated Value		10,000			10,321		11,040		11,400		12,205		12,286		13,710		12,323		12,640	13,665	14,909
C000137972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX) at Maximum Offering Price - 4.75%
Accumulated Value		9,528			9,780		10,124		9,526		9,892		10,252		10,393		9,992		10,431	11,086	11,788
C000137973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX) with Contingent Deferred Sales Charge
Accumulated Value		10,000			10,187		10,467		9,788		10,078		10,372		10,442		9,975		10,329	10,897	11,518
C000137974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Absolute Return Income Opportunities Fund (Class D Shares/JUCDX)
Accumulated Value		10,000			10,253		10,617		10,009		10,404		10,788		10,957		10,565		11,037	11,753	12,536
C000137975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Absolute Return Income Opportunities Fund (Class I Shares/JUCIX)
Accumulated Value		10,000			10,290		10,680		10,074		10,476		10,883		11,060		10,670		11,151	11,878	12,672
C000137976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Absolute Return Income Opportunities Fund (Class N Shares/JUCNX)
Accumulated Value		10,000			10,293		10,687		10,098		10,502		10,916		11,089		10,701		11,207	11,935	12,746
C000151361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Absolute Return Income Opportunities Fund (Class R Shares/JUCRX)
Accumulated Value		10,000			10,215		10,527		9,866		10,198		10,521		10,608		10,168		10,557	11,172	11,843
C000137977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Absolute Return Income Opportunities Fund (Class S Shares/JUCSX)
Accumulated Value		10,000			10,251		10,583		9,939		10,295		10,649		10,764		10,342		10,764	11,419	12,135
C000137978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Absolute Return Income Opportunities Fund (Class T Shares/JUCTX)
Accumulated Value		10,000			10,260		10,628		10,018		10,397		10,782		10,941		10,539		10,999	11,700	12,467
C000183913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX) at Maximum Offering Price - 4.75%
Accumulated Value		9,524			9,888		10,564		10,669		11,574		12,276		12,803		11,231		10,759	11,080	11,818
C000183914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Developed World Bond Fund (Class C Shares/HFACX) with Contingent Deferred Sales Charge
Accumulated Value		10,000			10,316		10,933		10,961		11,802		12,422		12,866		11,205		10,651	10,889	11,534
C000183915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Developed World Bond Fund (Class D Shares/HFADX)
Accumulated Value		10,000			10,382		11,087		11,216		12,201		12,954		13,528		11,896		11,396	11,751	12,554
C000183916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Developed World Bond Fund (Class I Shares/HFAIX)
Accumulated Value		10,000			10,416		11,148		11,288		12,277		13,058		13,640		12,002		11,525	11,882	12,708
C000183917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Developed World Bond Fund (Class N Shares/HFARX)
Accumulated Value		10,000			10,400		11,149		11,282		12,291		13,068		13,653		12,032		11,537	11,911	12,725
C000183919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Developed World Bond Fund (Class S Shares/HFASX)
Accumulated Value		10,000			10,371		11,057		11,151		12,101		12,806		13,317		11,668		11,152	11,452	12,172
C000183920 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Developed World Bond Fund (Class T Shares/HFATX)
Accumulated Value		10,000			10,382		11,086		11,209		12,172		12,922		13,469		11,830		11,331	11,652	12,433
C000183943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson International Dividend Fund (Class A Shares/HDAVX) at Maximum Offering Price - 5.75%
Accumulated Value		9,500			9,566		10,716		11,212		11,565		11,242		13,982		12,515		14,706	17,202	20,433
C000183944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson International Dividend Fund (Class C Shares/HDCVX) with Contingent Deferred Sales Charge
Accumulated Value		10,000			9,993		11,104		11,531		11,809		11,374		14,045		12,484		14,565	16,919	19,946
C000183945 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson International Dividend Fund (Class D Shares/HDDVX)
Accumulated Value		10,000			10,092		11,308		11,848		12,243		11,918		14,847		13,313		15,671	18,359	21,847
C000183946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson International Dividend Fund (Class I Shares/HDIVX)
Accumulated Value		10,000			10,099		11,340		11,892		12,297		11,967		14,921		13,394		15,765	18,484	22,006
C000183947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson International Dividend Fund (Class N Shares/HDRVX)
Accumulated Value		10,000			10,097		11,311		11,869		12,282		11,967		14,924		13,410		15,800	18,534	22,079
C000183949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson International Dividend Fund (Class S Shares/HDQVX)
Accumulated Value		10,000			10,065		11,234		11,742		12,127		11,788		14,697		13,188		15,529	18,179	21,601
C000183950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson International Dividend Fund (Class T Shares/HDTVX)
Accumulated Value		10,000			10,084		11,286		11,813		12,201		11,860		14,759		13,222		15,540	18,184	21,620
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,600		10,567		10,525		11,353		12,345		12,304		11,038		10,934	11,222	11,904
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
Accumulated Value		10,000			10,293		12,149		13,916		15,310		16,455		23,543		20,474		24,438	30,274	35,016
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index
Accumulated Value		10,000			10,887		10,650		10,795		11,426		11,909		12,222		10,358		10,222	10,316	11,235
MSCI All Country World IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World IndexSM
Accumulated Value		10,000			9,627		11,436		12,662		13,390		13,672		19,041		16,042		18,693	22,316	25,923
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Accumulated Value	10,000	10,000	11,245		10,214	12,255	12,104	13,055	13,893	18,821	15,141	16,211	16,130	19,284	23,253	23,743	20,029	27,375	23,825	29,335	33,822
MSCI World ex USA Index SM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World ex-USA Index SM
Accumulated Value		10,000			9,016		10,773		11,532		11,680		11,047		14,759		12,285		14,425	16,044	19,045
S And P 500 Minimum Volatility Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Minimum Volatility Index
Accumulated Value		10,000			11,815		12,572		14,031		15,866		16,453		21,035		20,615		22,459	26,173	29,492
Bloomberg Global Aggregate Credit Index USD Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Credit Index (USD Hedged)
Accumulated Value		10,000			10,670		10,920		11,006		12,041		12,872		13,273		11,580		11,737	12,413	13,284
Global Growth Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Global Growth Allocation Index
Accumulated Value		10,000			9,885		11,299		12,298		13,036		13,407		17,596		14,858		16,770	19,371	22,231
Global Conservative Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Global Conservative Allocation Index
Accumulated Value		10,000			10,392		10,994		11,554		12,265		12,736		14,807		12,540		13,252	14,318	16,019
Global Moderate Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Global Moderate Allocation Index
Accumulated Value		10,000			10,140		11,152		11,928		12,661		13,094		16,180		13,687		14,953	16,707	18,935
Bloomberg U S Corporate High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High-Yield Bond Index
Accumulated Value		10,000			10,162		11,452		11,752		12,631		12,635		14,577		12,709		13,861	15,308	16,882
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
Accumulated Value		10,000			10,325		11,969		12,878		13,352		11,775		18,023		16,221		17,925	20,072	22,387
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Value Index
Accumulated Value		10,000			9,742		12,163		13,757		12,899		10,645		18,445		15,442		16,370	18,153	19,158
Russell 2500TM Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500™ Value Index
Accumulated Value	$ 10,000	10,000	$ 11,107		10,022	$ 10,894	11,862	$ 9,205	13,224	$ 15,026	12,970	$ 13,044	10,960	$ 14,396	17,890	$ 16,015	15,529	$ 17,691	17,140	19,067	21,063
Bloomberg 1 3 Year U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-3 Year U.S. Government/Credit Index
Accumulated Value		10,000			10,159		10,194		10,215		10,651		11,099		11,148		10,750		10,807	11,333	12,006
ICE BofA U S 3 Month Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Accumulated Value		$ 10,000			$ 10,014		$ 10,059		$ 10,193		$ 10,427		$ 10,589		$ 10,598		$ 10,618		$ 11,016	$ 11,637	$ 12,205